Segmental Analysis	12 Months Ended
May 31, 2012
Segmental Analysis:
Segmental Analysis

NOTE 16 – SEGMENTAL ANALYSIS

Information of the Company’s business segment is as follows:-

	2012	2011
Revenues from:
Telecommunications	$8,141,830	$5,374,884
Prepaid business solution	281,219	90,680
	8,423,049	5,465,564

Segment (loss)/profit from:
Telecommunications	$945,927	$932,957
Prepaid business solution	(358,003)	(36,504)
	587,924	896,453

Depreciation and amortization expenses:
Telecommunications	$575,361	$578,874
Prepaid business solution	193,809	31,443
	769,170	610,317

Segment assets:
Telecommunications	$10,419,344	$11,749,220
Prepaid business solution	3,689,951	867,645
Eliminations	(1,295,933)	-
	12,813,362	12,616,865

Capital expenditure
Telecommunications	$13,701	$52,533
Prepaid business solution	-	-